Document and Entity Information	Nov. 20, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001544206
Document Type	8-K
Document Period End Date	Nov. 20, 2023
Entity Registrant Name	Carlyle Secured Lending, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	814-00995
Entity Tax Identification Number	80-0789789
Entity Address, Address Line One	One Vanderbilt Avenue
Entity Address, Address Line Two	Suite 3400
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(212)
Local Phone Number	813-4900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 per share
Trading Symbol	CGBD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false